NET FINANCE RESULT (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Financial instruments measured at amortized cost	R$ (644.1)	R$ (764.0)	R$ (466.0)
Financial instruments at fair value through profit or loss (i)	(1,788.1)	(1,564.3)	(965.8)
Total	(2,432.2)	(2,328.3)	R$ (1,431.8)
Accounts payable present value	R$ 1,231.0	R$ 654.0